INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Results of Operations (Details) (USD $)	12 Months Ended		1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 31, 2013 OXFC Trading Limited
Sales	$ 622,522	$ 53,435	$ 50,450
Cost of sales	104,854		(8,694)
Gross profit	517,668	53,435	41,757
Loss before income taxes	$ (7,005,852)	$ (3,711,925)	$ (1,904)